Stockholders' Equity (Details 6) (USD $)	12 Months Ended				6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Warrant [Member]
Number of Warrants, Outstanding Balance (in shares)	333,340	883			89
Number of Warrants, Granted (in shares)	500,721	332,457			3,040,000
Number of Warrants, Exercised (in shares)	(37,648)	0			(2,710,000)
Number of Warrants, Converted (in shares)	(796,324)
Number of Warrants, Outstanding Balance (in shares)	89	333,340			330,089
Weighted Average Exercise Price, Balance (in dollars per share)	$ 20.33	$ 1,275	$ 4	$ 1,275	$ 1,275
Weighted Average Exercise Price, Granted (in dollars per share)	$ 10.20	$ 17.00			$ 4.09
Weighted Average Exercise Price, Exercised (in dollars per share)	$ 7.57	$ 0			$ 4.00
Weighted Average Exercise Price, Converted (in dollars per share)	$ 10.20
Weighted Average Exercise Price, Balance (in dollars per share)	$ 1,275.00	$ 20.33	$ 4	$ 1,275	$ 5.13
Warrant Outsatnding Number Oustanding	89				330,089
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 9 months 14 days				11 months 12 days
Warrant Outstanding Weighted Average Exercise Price	$ 1,275				$ 5.13
Warrants Exercisable Numbers Exercisable (in shares)	89				330,089
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1,275				$ 5.13
Warrants Exercisable, Intrinsic Value	$ 0				$ 1,340,000